UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

Portfolio 21
SCHEDULE OF INVESTMENTS at March, 31 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 88.7%
	Automobiles & Components: 0.2%
11,625	Ballard Power Systems, Inc. (Canada) (a)	$64,286
16,500	Fuel Systems Solutions, Inc. (United States) (a)	305,580
55,825	Quantum Fuel Systems Technologies Worldwide, Inc. (United States) (a)	68,107
		437,973
	Banks: 6.5%
70,000	Dexia - Brussels Exchange (Belgium)	2,091,736
10,000	Dexia - Paris Exchange (Belgium)	299,101
60,000	ForeningsSparbanken AB (Sweden)	2,103,076
260,000	HSBC Holdings PLC (United Kingdom)	4,552,920
250,000	UniCredito Italiano SpA (Italy)	2,380,556
96,000	Westpac Banking Corp. (Australia)	2,044,202
		13,471,591
	Capital Goods: 13.0%
5,500	Acciona SA (Spain)	1,195,635
120,000	Atlas Copco AB - Class A (Sweden) (a)	3,988,968
3,000	Energy Conversion Devices, Inc. (United States) (a)	104,820
121,800	JM AB (Sweden) (a)	4,211,347
150,000	Mitsubishi Electric Corp. (Japan)	1,541,202
10,600	Plug Power, Inc. (United States) (a)	33,496
18,000	Schneider Electric SA (France)	2,294,310
34,000	Siemens AG - Registered Shares (Germany)	3,640,930
87,000	Skanska AB - Class B (Sweden)	1,939,112
161,300	SKF AB - Class B (Sweden) (a)	3,363,434
12,000	Suntech Power Holdings Co., Ltd. - ADR (China) (a)	415,320
26,000	Trex Co., Inc. (United States) (a)	559,780
41,900	Vestas Wind Systems A/S (Denmark) (a)	2,335,706
8,150	Volvo AB - ADR (Sweden)	685,170
7,500	Volvo AB - Class B (Sweden)	633,640
		26,942,870
	Commercial Services & Supplies: 1.5%
150,000	Biffa PLC (United Kingdom) (a)	1,016,553
43,800	Herman Miller, Inc. (United States)	1,466,862
100,000	Tomra Systems ASA (Norway)	715,079
		3,198,494
	Consumer Durables & Apparel: 7.2%
102,000	Electrolux AB - Class B (Sweden)	2,588,483
70,000	Barratt Developments PlC (United Kingdom)	1,520,240
180,000	Husqvarna AB - Class B (Sweden) (a)	2,976,881
30,000	Interface, Inc. - Class A (United States) (a)	479,700
43,000	Koninklijke Philips Electronics NV - ADR (Netherlands)	1,638,300
35,000	Matsushita Electric Industrial Co. Ltd. (Japan)	705,405
105,000	Sharp Corp. (Japan)	2,019,119
35,200	Shimano, Inc. (Japan)	1,085,193
35,000	Sony Corp. - ADR (Japan)	1,767,150
		14,780,471
	Diversified Financials: 3.7%
2,600	Deutsche Bank AG (Germany)	349,804
26,000	Deutsche Bank AG - GDR (Germany)	3,498,199
64,000	UBS AG - GDR (Switzerland)	3,803,520
		7,651,523
	Food & Staples Retailing: 2.9%
120,000	Alliance Boots PLC (United Kingdom) (a)	2,425,906
50,000	United Natural Foods, Inc. (United States) (a)	1,532,000
40,000	Whole Foods Market, Inc. (United States)	1,794,000
10,187	Wild Oats Markets, Inc. (United States) (a)	185,404
		5,937,310
	Health Care Equipment & Services: 1.9%
75,000	Baxter International, Inc. (United States)	3,950,250

	Insurance: 5.6%
135,000	Aviva PLC (United Kingdom)	1,994,746
375,000	Friends Provident PLC (United Kingdom)	1,422,137
9,000	Muenchener Rueckversicherungs AG (Germany)	1,519,759
125,000	Sompo Japan Insurance, Inc. (Japan)	1,552,379
138,000	Storebrand ASA (Norway)	2,197,717
32,000	Swiss Reinsurance (Switzerland)	2,928,062
		11,614,800
	Materials: 9.6%
7,700	Air Liquide (France)	1,873,950
24,900	Air Products & Chemicals, Inc. (United States)	1,841,604
16,000	Linde AG (Germany) (a)	1,722,372
34,000	Novozymes A/S - Class B (Denmark)	3,030,806
50,000	Praxair, Inc. (United States)	3,148,000
43,000	Schnitzer Steel Industries, Inc. (United States)	1,727,310
107,000	Stora Enso OYJ - R Shares (Finland)	1,858,429
43,930	Svenska Cellulosa AB - Class B (Sweden)	2,351,841
400,000	Teijin Ltd. (Japan)	2,248,176
		19,802,488
	Media: 0.7%
100,000	British Sky Broadcasting Group PLC (United Kingdom)	1,111,673
60,000	EMI Group PLC (United Kingdom)	269,645
		1,381,318
	Pharmaceuticals & Biotechnology: 3.8%
110,200	Bristol-Myers Squibb Co. (United States)	3,059,152
13,800	Novo-Nordisk A/S - ADR (Denmark)	1,249,314
38,000	Novo-Nordisk A/S - Class B (Denmark)	3,464,764
		7,773,230
	Real Estate: 2.0%
75,000	British Land Co. PLC (United Kingdom)	2,262,268
39,870	Potlatch Corp. (United States)	1,825,249
		4,087,517
	Retailing: 4.9%
32,000	Hennes & Mauritz AB - Class B (Sweden)	1,841,660
700,000	Kingfisher PLC (United Kingdom)	3,841,968
170,000	Staples, Inc. (United States)	4,392,800
		10,076,428
	Semiconductors & Semiconductor Equipment: 3.0%
31,000	Advanced Micro Devices, Inc. (United States) (a)	404,860
60,000	Applied Materials, Inc. (United States)	1,099,200
115,000	Intel Corp. (United States)	2,199,950
124,000	STMicroelectronics NV - ADR (Switzerland)	2,380,800
7,223	Verigy Ltd. (Singapore) (a)	169,524
		6,254,334
	Software & Services: 1.0%
49,000	Adobe Systems, Inc. (United States) (a)	2,043,300

	Technology Hardware & Equipment: 12.3%
105,210	Agilent Technologies, Inc. (United States) (a)	3,544,525
74,350	Canon, Inc. (Japan)	3,992,168
92,000	Dell, Inc. (United States) (a)	2,135,320
42,000	Ericsson L M Tel Co. - ADR (Sweden)	1,557,780
62,300	Hewlett-Packard Co. (United States)	2,500,722
46,000	International Business Machines Corp. (United States)	4,335,960
100,000	NEC Corp. (Japan)	534,490
197,600	Nokia OYJ - ADR (Finland)	4,528,992
2,350	Nortel Networks Corp. (Canada) (a)	56,518
30,000	Ricoh Co., Ltd. (Japan)	673,225
7,000	Sunpower Corp. - Class A (United States) (a)	318,500
78,900	Xerox Corp. (United States) (a)	1,332,621
		25,510,821
	Telecommunication Services: 2.2%
300,000	BT Group PLC (United Kingdom)	1,795,464
3,300	Swisscom AG (Switzerland)	1,194,738
9,525	Swisscom AG - ADR (Switzerland)	344,329
315,000	Telstra Corp., Ltd. (Australia)	1,188,406
		4,522,937
	Transportation: 3.1%
87,386	Deutsche Post AG (Germany)	2,635,732
370	East Japan Railway Co. (Japan)	2,877,824
375,000	MTR Corp. (Hong Kong)	935,827
		6,449,383
	Utilities: 3.6%
40,000	Oesterreichische Elektrizitats (Austria)	1,796,761
24,000	Ormat Technologies, Inc. (United States)	1,007,040
40,000	Red Electrica De Espana (Spain)	1,889,173
92,000	Severn Trent PLC (United Kingdom)	2,596,603
40,049	Trustpower Ltd. (New Zealand)	236,458
		7,526,035
	TOTAL COMMON STOCKS
	(Cost $136,031,192)	183,413,073

	PREFERRED STOCK: 2.2%
	Household & Personal Products: 2.2%
30,000	Henkel KGaA	4,448,599

	TOTAL PREFERRED STOCK
	(Cost $2,809,413)	4,448,599

	Certificates of Deposit: 0.9%
	New Resource Bank CD
100,000	4.150%, 12/21/2007	100,000
300,000	4.500%, 02/21/2008	300,000
	Permaculture CD
24,284	1.000%, 03/27/2008	24,284
	Selfhelp Credit Union CD
100,000	4.960%, 08/20/2007	100,000
	Shorebank CD
200,000	4.480%, 04/26/2007	200,000
100,000	4.430%, 05/31/2007	100,000
285,000	4.580%, 08/17/2007	285,000
200,000	4.350%, 10/18/2007	200,000
95,000	4.470%, 11/08/2007	95,000
200,000	4.450%, 02/14/2008	200,000
100,000	4.450%, 02/28/2008	100,000
95,000	3.941%, 07/20/2008	95,000
	Wainwright CD
100,000	4.360%, 01/18/2008	100,000

	TOTAL CERTIFICATES OF DEPOSIT
	(Cost 1,899,284)	1,899,284
	SHORT-TERM INVESTMENT: 7.7%
15,927,498	Fidelity Money Market Portfolio	15,927,498

	TOTAL SHORT-TERM INVESTMENT
	(Cost $15,927,498)	15,927,498
	TOTAL INVESTMENTS IN SECURITIES: 99.5%
	(Cost $156,667,387)	205,688,454
	Other Assets in Excess of Liabilities: 0.5%	1,065,213
	TOTAL NET ASSETS: 100.0%	$206,753,667

(a)	Non-income producing security.
ADR	American Depository Receipt
GDR	Global Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows+:

Cost of investments	$156,667,387
Gross unrealized appreciation	53,612,254
Gross unrealized depreciation	(4,591,187)
Net unrealized appreciation	$49,021,067

+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Country	Percent of Net Assets
Australia	1.56
Austria	0.87
Belgium	1.16
Canada	0.06
China	0.20
Denmark	4.88
Finland	3.09
France	2.02
Germany	8.62
Hong Kong	0.45
Italy	1.15
Japan	9.19
Netherlands	0.79
New Zealand	0.11
Norway	1.41
Singapore	0.08
Spain	1.49
Sweden	13.66
Switzerland	5.15
United Kingdom	12.00
United States	31.55
Other Assets In Excess of Liabilities	0.51
100.00

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)     /s/ Robert M Slotky
Robert M. Slotky, President

Date  May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  May 29, 2007

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  May 24, 2007

* Print the name and title of each signing officer under his or her signature.